LOOMIS SAYLES ABSOLUTE STRATEGIES FUND

Supplement dated February 4, 2011 to each of the Loomis Sayles Absolute Strategies Fund (the “Fund”) Class A and C Prospectus dated December 15, 2010 and the Fund Class Y Prospectus dated December 15, 2010 (the “Prospectuses”), as may be revised or supplemented from time to time.

Effective February 22, 2011, the following paragraph is added as the third paragraph of the subsection “Investments, Risks and Performance – Principal Investment Strategies” in the Fund’s Fund Summary:

The Fund will pursue its investment goal by obtaining long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives. A “long” investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A “short” investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The Fund’s long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.

Effective February 22, 2011, the second paragraph under the paragraph marked “Derivative Investments” in the subsection “Investments, Risks and Performance – Principal Investment Strategies” in the Fund’s Fund Summary is replaced with the following:

The Fund’s use of derivatives may cause it to be leveraged. Leverage leads to investment exposure in excess of the amount actually invested in the Fund and increases risk. The use of leverage will increase the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful. However, the Adviser will attempt to ensure that at all times, the Fund has sufficient liquid assets to enable it to satisfy its obligations under its derivative contracts.

Effective February 22, 2011, the following paragraph is added as the new last paragraph under the paragraph marked “Derivative Investments” in the subsection “Investments, Risks and Performance – Principal Investment Strategies” in the Fund’s Fund Summary:

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the notional value or an adjusted notional value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund’s real economic exposure.

***

Effective February 22, 2011, the following paragraph is added as the third paragraph of the subsection “Principal Investment Strategies” in the section “Investment Goals, Strategies and Risks” in the Fund’s Prospectuses:

The Fund will pursue its investment goal by obtaining long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives. A “long” investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A “short”

investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The Fund’s long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.

Effective February 22, 2011, the second paragraph in the paragraph marked “Derivative Investments” in the subsection “Principal Investment Strategies” in the section “Investment Goals, Strategies and Risks” in the Fund’s Prospectuses is deleted.

Effective February 22, 2011, the following term is added to the section “Glossary of Terms” in the Fund’s Prospectuses:

Adjusted notional value – The adjusted notional value of a derivative is the notional value of that derivative as multiplied by a ratio that reflects how a change in the value of a derivative moves in relation to a change in the value of the underlying reference asset and, as such, may more accurately measure the Fund’s real economic exposure to that derivative.

LOOMIS SAYLES MULTI-ASSET REAL RETURN FUND

Supplement dated February 4, 2011 to each of the Loomis Sayles Multi-Asset Real Return Fund (the “Fund”) Class A and C Prospectus dated September 30, 2010 and the Fund Class Y Prospectus dated September 30, 2010 (the “Prospectuses”), as may be revised or supplemented from time to time.

Effective February 22, 2011, the following paragraph is added as the third paragraph of the subsection “Investments, Risks and Performance – Principal Investment Strategies” in the Fund’s Fund Summary:

The Fund will pursue its investment goal by obtaining long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives. A “long” investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A “short” investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The Fund’s long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.

Effective February 22, 2011, the first two sentences in the paragraph marked “Equity Investments” in the subsection “Investments, Risks and Performance – Principal Investment Strategies” in the Fund’s Fund Summary is replaced with the following:

Equity Investments. Although the Fund expects that in normal market conditions it will have net long equity exposures, in the Adviser’s sole discretion the Fund may have net short equity exposures of up to 35% of the Fund’s total assets and gross short equity exposures of up to 70% of the Fund’s total assets. At times, the Fund expects to gain this exposure substantially through the use of derivatives. The Adviser may have net short equity exposures for investment or hedging purposes, including but not limited to macro hedges to protect the Fund’s entire portfolio or more targeted hedges to neutralize specific components of the Fund’s equity market exposure.

Effective February 22, 2011, the last sentence in the paragraph marked “Currency Investments” in the subsection “Investments, Risks and Performance – Principal Investment Strategies” in the Fund’s Fund Summary is replaced with the following:

Currency positions that are intended to hedge the Fund’s non-U.S. currency exposure (i.e., currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the 30% limitation in investments in non-U.S. currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position.

Effective February 22, 2011, the second paragraph under the paragraph marked “Derivative Investments” in the subsection “Investments, Risks and Performance – Principal Investment Strategies” in the Fund’s Fund Summary is replaced with the following:

The Fund’s use of derivatives may cause it to be leveraged. Leverage leads to investment exposure in excess of the amount actually invested in the Fund and increases risk. The use of leverage will increase the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful. However, the Adviser will attempt to ensure that at all times, the Fund has sufficient liquid assets to enable it to satisfy its obligations under its derivative contracts.

Effective February 22, 2011, the following paragraph is added as the new last paragraph under the paragraph marked “Derivative Investments” in the subsection “Investments, Risks and Performance – Principal Investment Strategies” in the Fund’s Fund Summary:

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the notional value or an adjusted notional value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund’s real economic exposure.

***

Effective February 22, 2011, the following paragraph is added as the fourth paragraph of the subsection “Principal Investment Strategies” in the section “Investment Goals, Strategies and Risks” in the Fund’s Prospectuses:

The Fund will pursue its investment goal by obtaining long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives. A “long” investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A “short” investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The Fund’s long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.

Effective February 22, 2011, the first two sentences in the paragraph marked “Equity Investments” in the subsection “Principal Investment Strategies” in the section “Investment Goals, Strategies and Risks” in the Fund’s Prospectuses are replaced with the following:

Equity Investments. Although the Fund expects that in normal market conditions it will have net long equity exposures, in the Adviser’s sole discretion the Fund may have net short equity exposures of up to 35% of the Fund’s total assets and gross short equity exposures of up to 70% of the Fund’s total assets. At times, the Fund expects to gain this exposure substantially through the use of derivatives. The Adviser may have net short equity exposures for investment or hedging purposes, including but not limited to macro hedges to protect the Fund’s entire portfolio or more targeted hedges to neutralize specific components of the Fund’s equity market exposure.

Effective February 22, 2011, the last sentence in the paragraph marked “Currency Investments” in the subsection “Principal Investment Strategies” in the section “Investment Goals, Strategies and Risks” in the Fund’s Prospectuses is replaced with the following:

Currency positions that are intended to hedge the Fund’s non-U.S. currency exposure (i.e., currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the 30% limitation in investments in non-U.S. currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position.

Effective February 22, 2011, the second paragraph in the paragraph marked “Derivative Investments” in the subsection “Principal Investment Strategies” in the section “Investment Goals, Strategies and Risks” in the Fund’s Prospectuses is deleted.

Effective February 22, 2011, the following term is added to the section “Glossary of Terms” in the Fund’s Prospectuses:

Adjusted notional value – The adjusted notional value of a derivative is the notional value of that derivative as multiplied by a ratio that reflects how a change in the value of a derivative moves in relation to a change in the value of the underlying reference asset and, as such, may more accurately measure the Fund’s real economic exposure to that derivative.